Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PRIMECAP Odyssey Funds
Central Index Key	0001293967
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund
Risk/Return:
Trading Symbol	POSKX
PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund
Risk/Return:
Trading Symbol	POGRX
PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund
Risk/Return:
Trading Symbol	POAGX